Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Registrant Name	FLAMEL TECHNOLOGIES SA
Entity Central Index Key	0001012477
Current Fiscal Year End Date	--12-31
Trading Symbol	flml
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	25,157,250
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Condensed Consolidated Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue:
License and research revenue	$ 2,054	$ 2,482	$ 4,164	$ 5,696
Product sales and services	2,053	2,290	5,431	3,914
Other revenues	1,926	1,981	3,798	3,907
Total revenue	6,033	6,753	13,393	13,517
Costs and expenses:
Cost of goods and services sold	(1,547)	(1,934)	(2,865)	(3,305)
Research and development	(7,722)	(5,946)	(13,707)	(13,704)
Selling, general and administrative	(2,913)	(2,528)	(8,096)	(5,054)
Remeasurement of acquisition liabilities	1,675	0	6,755	0
Total	(10,507)	(10,408)	(17,913)	(22,063)
Profit (loss) from operations	(4,474)	(3,655)	(4,520)	(8,546)
Interest income (loss) net	(1,607)	197	(1,441)	325
Foreign exchange gain (loss)	156	20	23	(220)
Other income (loss)	9	42	76	141
Income (loss) before income taxes	(5,916)	(3,396)	(5,862)	(8,300)
Income tax	(1)	(63)	(43)	(86)
Net income (loss)	$ (5,917)	$ (3,459)	$ (5,905)	$ (8,386)
Earnings (loss) per share
Basic earnings (loss) per ordinary share	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Diluted earnings (loss) per share	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Weighted average number of shares outstanding (in thousands) :
Basic	25,157	24,646	25,085	24,646
Diluted	25,157	24,646	25,085	24,646

Condensed Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 4,755	$ 3,456
Marketable securities	15,686	21,035
Accounts receivable	5,570	7,765
Inventory	1,599	1,675
Research and development tax credit receivable short term	0	79
Prepaid expenses and other current assets	2,672	2,642
Total current assets	30,282	36,652
Goodwill, net	20,461	0
Property and equipment, net	18,041	19,383
Intangible assets	49,089	0
Other assets:
Research and development tax credit receivable long term	15,669	13,203
Other long-term assets	173	164
Total other assets	15,842	13,367
Total assets	133,715	69,402
LIABILITIES
Current portion of long-term debt	1,971	2,026
Current portion of capital lease obligations	85	97
Accounts payable	4,758	3,920
Current portion of deferred revenue	2,488	2,836
Advances from customers	436	1,962
Accrued expenses	4,790	5,478
Other current liabilities	1,716	1,995
Total current liabilities	16,244	18,314
Long-term debt, less current portion	47,840	1,689
Capital lease obligations, less current portion	208	251
Deferred revenue, less current portion	1,052	1,531
Deferred tax liabilities	20,733	0
Other long-term liabilities	22,277	17,823
Total long-term liabilities	92,110	21,294
Commitments and contingencies:	0	0
Shareholders' equity:
Ordinary shares: 24,962,250 issued and outstanding at December 31, 2011 and 25,157,250, at June 30, 2012 (shares authorised 34,012,490) at nominal value of 0.122 euro	3,673	3,641
Additional paid-in capital	207,602	205,489
Accumulated deficit	(195,298)	(189,393)
Accumulated other comprehensive income (loss)	9,384	10,057
Total shareholders' equity	25,361	29,794
Total liabilities and shareholders' equity	$ 133,715	$ 69,402

Condensed Consolidated Balance Sheet [Parenthetical] (EUR €)	Jun. 30, 2012	Dec. 31, 2011
Common stock, par value (in euro per share)	€ 0.122	€ 0.122
Common stock, shares authorized	34,012,490	34,012,490
Common stock, shares issued	25,157,250	24,962,250
Common stock, shares outstanding	25,157,250	24,962,250

Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (5,905)	$ (8,386)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	1,534	1,940
Loss (gain) on disposal of property, equipment and inventory	(36)	(11)
Gains on sales of marketable securities	(4)	(19)
Grants recognized in other income and income from operations	(585)	(1,903)
Remeasurement of acquisition liabilities	(6,755)	0
Stock compensation expense	1,491	1,275
Increase (decrease) in cash from:
Accounts receivable	2,295	2,267
Inventory	37	23
Prepaid expenses and other current assets	309	1,489
Research and development tax credit receivable	(2,830)	(825)
Accounts payable	713	(1,009)
Deferred revenue	(2,260)	918
Accrued expenses	(714)	(607)
Other current liabilities	10	(132)
Other long-term assets and liabilities	(302)	206
Net cash provided by (used in) operating activities	(13,002)	(4,774)
Cash flows from investing activities:
Purchases of property and equipment and acquisition	(514)	(1,282)
Proceeds from disposal of property and equipment	67	11
Purchase of marketable securities	(2,905)	(8,443)
Proceeds from sales of marketable securities	7,851	11,876
Cash transferred on acquisition	1,771	0
Net cash provided by (used in) investing activities	6,270	2,162
Cash flows from financing activities:
Proceeds from loan or conditional grants	5,855	7,433
Reimbursment of loans or conditional grants	0	(1,910)
Principal payments on capital lease obligations	(48)	(44)
Cash proceeds from issuance of ordinary shares and warrants	602	0
Calculated interest expense on consideration	1,731	0
Net cash provided by (used in) financing activities	8,140	5,479
Effect of exchange rate changes on cash and cash equivalents	(109)	533
Net increase (decrease) in cash and cash equivalents	1,299	3,400
Cash and cash equivalents, beginning of period	3,456	8,184
Cash and cash equivalents, end of period	$ 4,755	$ 11,584

Consolidated Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 3,641	$ 205,489	$ (189,393)	$ 10,057	$ 29,794
Balance (in shares) at Dec. 31, 2011	24,962,250
Issuance of ordinary shares on exercise of stock -options	32	570			602
Issuance of ordinary shares on exercise of stock -options (in shares)	195,000
Stock-based compensation expense		1,543			1,543
Net loss			(5,905)		(5,905)
Foreign currency translation adjustment				(673)	(673)
Comprehensive loss					(6,578)
Balance at Jun. 30, 2012	$ 3,673	$ 207,602	$ (195,298)	$ 9,384	$ 25,361
Balance (in shares) at Jun. 30, 2012	25,157,250

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

1. SUMMARY OF SIGNIFICANT accounting policies

In the opinion of the management of Flamel Technologies S.A. (the “Company”), the accompanying unaudited, condensed, consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial statements. Accordingly, these Financial Statements do not include all of the information and footnotes required for complete annual financial statements, since certain footnotes and other financial information required by generally accepted accounting principles in the United States (or US GAAP) can be condensed or omitted for interim reporting requirements. In the opinion of management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of our financial position and operating results have been included.

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Operating results for the six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012. These condensed consolidated interim financial statements should be read in conjunction with the Company's audited annual financial statements.

The reporting currency of the Company and its wholly-owned subsidiaries is the U.S. dollar as permitted by the SEC for a foreign private issuer (S-X Rule 3-20(a)). All assets and liabilities in the balance sheets of the Company, whose functional currency is the Euro, except those of the U.S. subsidiaries whose functional currency is the U.S. dollar, are translated into U.S. dollar equivalents at exchange rates as follows: (1) asset and liability accounts at period-end rates, (2) income statement accounts at weighted average exchange rates for the period, and (3) shareholders' equity accounts at historical rates. Corresponding translation gains or losses are recorded in shareholders' equity as Currency Translation Adjustments.

ACQUISITION	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

2. ACQUISITION

Effective March 13, 2012, Flamel acquired, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC, or Éclat Pharmaceuticals, from Éclat Holdings, LLC, or Éclat Holdings, an affiliate of Flamel’s largest shareholder Deerfield Capital L.P. Éclat Pharmaceuticals is a specialty pharmaceuticals business focused on the development, approval and commercialization of niche brands and generic pharmaceutical products. In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

-	a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat Pharmaceuticals;
-	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and
-	a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

Flamel US issued the note pursuant to a Note Agreement among Flamel, Flamel US and Éclat Holdings dated March 13, 2012. The note is payable over six years only if certain contingencies are satisfied, namely that: (a) two or more Éclat Pharmaceuticals launch products are approved by the FDA, or (b) one Éclat Pharmaceuticals launch product is approved by the FDA and has generated $40 million or more in cumulative net sales. These contingencies are referred to as thresholds. If either threshold is satisfied, Flamel US will pay 25% of the original principal amount due under the note on each of the third, fourth, fifth and sixth anniversaries of the date of the note. The note accrues interest at an annual rate of 7.5% (calculated on the basis of the actual number of days elapsed in each month) and is payable quarterly in arrears commencing on July 2, 2012 and on the first business day of each October, January, April and July thereafter; provided, however, that if on any such interest payment date, at least one Éclat Pharmaceuticals launch product has not been approved by the FDA, the interest payable on such date will not be payable, but will be added on such date to the outstanding principal amount of the note. Flamel must pay any interest so accrued no later than nine months after such FDA approval and, upon such payment; such outstanding principal amount of the note will be reduced by the amount thereof.

In addition to the note, two six year warrants were issued to purchase an aggregate of 3,300,000 ADSs, each representing one ordinary share, of Flamel. One warrant is exercisable for 2,200,000 ADSs at an exercise price of $7.44 per ADS, and the other warrant is exercisable for 1,100,000 ADSs at an exercise price of $11.00 per ADS. The warrants provide that they may only be exercised for six years following the approval, for the purposes of French law, by the holders of a majority of Flamel’s ordinary shares, of the authorization and issuance of the warrants and the ordinary shares underlying the warrants and the waiver of all preferential subscription rights of holders of ordinary shares (and ADSs) with respect to the warrant and the underlying shares.  On June 22, 2012, the authorization and issuance and waiver were approved by the holders of the requisite number of ordinary shares

The acquisition-date fair value of the consideration transferred totaled $50,927,000 which consisted of the following:

(Amounts in thousands of USD)

Note	$5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	$50,927

The fair value of the note was estimated using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The key assumptions are as follows: 20% discount rate, 72% probability of success.

The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$7.29
Risk-free interest rate	2.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

The deferred consideration fair value was estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used, except for Hycet for which a discount rate of 13% has been retained.

The transaction was accounted for as a business combination under the acquisition method of accounting and included in the consolidated unaudited financial statements for the six month period ending June 30, 2012. Accordingly, the tangible assets and identifiable intangible assets acquired and liabilities assumed were recorded at fair value, with the remaining purchase price recorded as goodwill.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date. The purchase price allocation has been prepared on a preliminary basis and is subject to change as additional information becomes available concerning the fair value and tax basis of the acquired assets and liabilities. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from March 13, 2012, the acquisition date.

At March 13, 2012

(Amounts in thousands of USD)

Cash and cash equivalent	$1,631
Account receivables	350
Inventories	38
Prepaid expenses and other current assets	431
Property and equipment, net	57
Intangible assets	49,282
Goodwill	20,461
Total identifiable assets acquired	72,250

Current liabilities	(459)
Deferred Tax Liabilities	(20,858)
Long term liabilities	(6)
Total liabilities assumed	(21,323)
Net identifiable assets acquired	$72,250
Net assets acquired	$50,927

Of the $49,282,000 of acquired intangible assets, $47,309,000 was allocated to in-process research and development (IPR&D) assets that were recognised at fair value on the acquisition date. The fair value was determined using an income approach, including a discount rate of 20%, applied to probability adjusted after-tax cash flows. The estimated costs to complete the IPR&D projects represents management’s best estimate of expected costs, but are subject to change based on additional information received as development activities advance. The remaining useful life has been estimated to be four years once the products in question have been approved. The remaining $1,973,000 was allocated to the acquired product license for Hycet® (3-year useful economic life). As noted earlier, the fair value of the acquired identifiable intangible assets is an estimate of the final valuations for these assets.

The difference between the purchase price and the fair value of the assets acquired and liabilities assumed of $20.5 million was allocated to goodwill. This goodwill is attributable to the remaining product opportunities identified by the acquired entity at the date of acquisition, but for which limited development had occurred and the regulatory approval process had not commenced. None of the goodwill is expected to be deductible for income tax purposes.

The deferred tax liability of $20.9 million relates to temporary differences associated primarily with the IPR&D, which are not deductible for tax purposes.

The Company recognised $635,000 of acquisition related costs that were expensed and included in SG&A expenses.

The amounts of revenues and earnings of Éclat Pharmaceuticals included in the Company’s consolidated income statement from the acquisition date to the period ending June 30, 2012 (in thousands) are as follows:

Revenue and earnings included in the consolidated income statement from March 13, 2012 to June 30, 2012

Revenues	$157
Net Income/(Loss)	$(2,546)

The following supplemental pro forma information presents Flamel’s financial results for the six month period as if the acquisition of Éclat Pharmaceuticals had occurred on January 1, 2011 (in thousands):

		Consolidated

		Six months ended June 30,
		2011	2012
		(unaudited)
Revenues		$13,532	$13,605

Net Income/(Loss) …………	(a)	$(10,549)	$(6,430)

The above unaudited pro forma information was determined based on the historical US GAAP results of Flamel and Éclat Pharmaceuticals. The unaudited pro forma consolidated results are not necessarily indicative of what the Company’s consolidated results of operations actually would have been if the acquisition was completed on January 1, 2011. The unaudited pro forma consolidated net income primarily reflects adjustment of:

i.	Elimination of $0.6 million of transaction costs, which are directly attributable to the transaction, for Flamel for the period ended June 30, 2012, and integration of these costs as if they were expensed in the period ended June 30, 2011.
ii.	Adjustment to record the estimated amortization expense for intangible asset. The amortization expense was calculated using estimated useful life of three years for the Hycet product license acquired by Éclat Pharmaceuticals in July 2011, with an estimated value of $2.0 million, considering the acquisition would have been completed on January 1, 2011. The amortization for period ended June 30, 2011 amounts to $330,000.
iii.	An adjustment to record the estimated increase in amortization expense for intangible assets for the period prior to the acquisition (from January 1, 2012 to March 13, 2012). The incremental expense for the three months was $25,000.

Net income for the six month period ended June 30, 2012 includes an income of $4.9 million representing the remeasurement of the fair value of the acquisition liabilities as of June 30, 2012. The Company’s result of operations in future periods will be affected by the movements in the fair value of the acquisition liabilities.

REVENUES	6 Months Ended
Jun. 30, 2012
License, Research and Consulting Agreements [Abstract]
License, Research and Consulting Agreements Disclosure [Text Block]

3. REVENUES

3.1 License and research revenue

The Company recognised license and research revenues of $4,164,000 for the first six months of 2012. Total research and development revenues amounted to $2,898,000 and licensing fees were recognised for a total of $1,266,000 for the first six months of 2012.

License and research revenues include $648,000 licensing fees in accordance with the agreement signed with Merck-Serono on December 20, 2007 and the option exercised by Merck-Serono in February 2009 to license the Medusa technology. On November 2, 2012, Flamel received notice from Merck Serono that it has decided to terminate for convenience its development and license agreement with Flamel.

Under the agreement signed on October 12, 2011 with Eagle Pharmaceuticals, the Company recognised research revenues of $659,000 and $21,000 in licensing fees, as amortization of the initial up-front fee, in the first six months of 2012.

The remaining license and research revenues amounting to $2,836,000 relate to agreements with undisclosed partners.

3.2 Product sales and services.

The Company recognised product sales of $5,431,000 for the first six months of 2012 primarily in connection with the supply agreement for the manufacture of Coreg CR microparticles with GSK. Product sales and services revenues includes €650,000 (or $852,000) in connection with payments totaling €2,600,000 (or $3,700,000) received in September and November 2011 in connection with the new supply agreement signed with GSK in 2011.

3.3 Other revenues.

The Company recognised other revenues of $3,798,000 for the six-month period ended June 30, 2012 which includes royalties from the License Agreement with GSK with respect to Coreg CR.

RESEARCH TAX CREDIT	6 Months Ended
Jun. 30, 2012
Research Tax Credit [Abstract]
Research Tax Credit Disclosure [Text Block]

4. RESEARCH TAX CREDIT

The French government provides tax credits to companies for spending on innovative research and development. The research tax credit is considered as a grant and is deducted from operational expenses.

For the six month period ended June 30, 2012, the credit amounted to $2,739,000 ($1,329,000 for the three-month period ended June 30, 2012) compared to $3,330,000 for the six month period ended June 30, 2011 ($1,421,000 for the three month period ended June 30, 2011).

SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]	5. SHAREHOLDERS' EQUITY During the six month period ended June 30, 2012, the Company issued 195,000 shares a result of exercise of stock-options.

STOCK COMPENSATION EXPENSE	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

6. STOCK COMPENSATION EXPENSE

During the three month period ending June 30, 2012, no stock options or free of charge share awards were granted by the Company

Net income (loss) before and after stock-based compensation is as follows:

	Three months ended		Six months ended
(in thousands except per share data)	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012

Net income (loss)	$(3,459)	$(5,917)	$(8,386)	$(5,905)

Net income (loss) per share
Basic	$(0.14)	$(0.24)	$(0.34)	$(0.24)
Diluted	$(0.14)	$(0.24)	$(0.34)	$(0.24)

Number of shares used for computing
Basic	24,646	25,157	24,646	25,085
Diluted	24,646	25,157	24,646	25,085

Stock-based compensation (ASC 718)
Cost of products and services sold	29	11	48	25
Research and development	360	283	566	537
Selling, general and administrative	367	512	661	929
Total	756	806	1,275	1,491

Net income (loss) before stock-based compensation	(2,703)	(5,111)	(7,111)	(4,414)

Net income (loss) before stock-based compensation per share
Basic	$(0.11)	$(0.20)	$(0.29)	$(0.18)
Diluted	$(0.11)	$(0.20)	$(0.29)	$(0.18)

REMEASUREMENT OF ACQUISITION LIABILITIES	6 Months Ended
Jun. 30, 2012
Remeasurement Of Acquisition Liabilities [Abstract]
Remeasurement of Acquisition Liabilities [Text Block]

7. Remeasurement of Acquisition Liabilities

The following table provides a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
Liabilities
Liability recorded upon acquisition	$(50,927)
Income	$6,755
Interest expense	$(1,857)

Balance at June 30, 2012	$(46,029)

The acquisition liabilities, consisting of the note, warrants and deferred consideration, and classified as long-term debt, are measured at fair value and the income or expense may change significantly as assumptions regarding the valuations and probability of successful development and approval of products in development vary. As such the assumptions used in estimating the fair value require significant judgment and changes could materially impact the Company’s results of operation in future periods. For the period ended June 30, 2012 the income of $6.8 million represents the remeasurement of the fair value measurement of the warrants as of June 30, 2012 determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$4.40
Risk-free interest rate	1.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

As of June 30, 2012 the interest expense of $1.9 million represents the variance of the fair value of the Note and Deferred Consideration.

The fair value of the note is estimated using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The key assumptions are as follows: 20% discount rate, 72% probability of success.

The deferred consideration fair value is estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used, except for Hycet for which a discount rate of 13% has been used.

Net income (loss) before and after remeasurement of acquisition liabilities is as follows:

	Three months ended		Six months ended
(in thousands except per share data)	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012

Net income (loss)	$(3,459)	$(5,917)	$(8,386)	$(5,905)

Net income (loss) per share
Basic	$(0.14)	$(0.24)	$(0.34)	$(0.24)
Diluted	$(0.14)	$(0.24)	$(0.34)	$(0.24)

Number of shares used for computing
Basic	24,646	25,157	24,646	25,085
Diluted	24,646	25,157	24,646	25,085

Remeasurement of Acquisition Liabilities:
Fair Value of Warrants	-	(1,675)	-	(6,755)
Interest Expense		1,857		1,857
Total	-	182	-	(4,898)

Net income (loss) before remeasurement of acquisition liabilities	(3,459)	(5,735)	(8,386)	(10,803)

Net income (loss) before remeasurement of acquisition liabilities per share
Basic	$(0.14)	$(0.23)	$(0.34)	$(0.43)
Diluted	$(0.14)	$(0.23)	$(0.34)	$(0.43)

ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule Of Acquired Liabilities [Table Text Block]

The acquisition-date fair value of the consideration transferred totaled $50,927,000 which consisted of the following:

(Amounts in thousands of USD)

Note	$5,625
Warrants	12,065
Deferred consideration	33,237
Total acquisition liabilities	$50,927

Schedule Of Warrants Valuation Assumptions [Table Text Block]

The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$7.29
Risk-free interest rate	2.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date. The purchase price allocation has been prepared on a preliminary basis and is subject to change as additional information becomes available concerning the fair value and tax basis of the acquired assets and liabilities. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from March 13, 2012, the acquisition date.

At March 13, 2012

(Amounts in thousands of USD)

Cash and cash equivalent	$1,631
Account receivables	350
Inventories	38
Prepaid expenses and other current assets	431
Property and equipment, net	57
Intangible assets	49,282
Goodwill	20,461
Total identifiable assets acquired	72,250

Current liabilities	(459)
Deferred Tax Liabilities	(20,858)
Long term liabilities	(6)
Total liabilities assumed	(21,323)
Net identifiable assets acquired	$72,250
Net assets acquired	$50,927

Schedule Of Business Acquisition Income Statement [Table Text Block]

The amounts of revenues and earnings of Éclat Pharmaceuticals included in the Company’s consolidated income statement from the acquisition date to the period ending June 30, 2012 (in thousands) are as follows:

Revenue and earnings included in the consolidated income statement from March 13, 2012 to June 30, 2012

Revenues	$157
Net Income/(Loss)	$(2,546)

Business Acquisition, Pro Forma Information [Table Text Block]

The following supplemental pro forma information presents Flamel’s financial results for the six month period as if the acquisition of Éclat Pharmaceuticals had occurred on January 1, 2011 (in thousands):

		Consolidated

		Six months ended June 30,
		2011	2012
		(unaudited)
Revenues		$13,532	$13,605

Net Income/(Loss) …………	(a)	$(10,549)	$(6,430)

STOCK COMPENSATION EXPENSE (Tables)	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule Of Earnings Per Share Basic and Diluted Before Stock Based Compensation [Table Text Block]

Net income (loss) before and after stock-based compensation is as follows:

	Three months ended		Six months ended
(in thousands except per share data)	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012

Net income (loss)	$(3,459)	$(5,917)	$(8,386)	$(5,905)

Net income (loss) per share
Basic	$(0.14)	$(0.24)	$(0.34)	$(0.24)
Diluted	$(0.14)	$(0.24)	$(0.34)	$(0.24)

Number of shares used for computing
Basic	24,646	25,157	24,646	25,085
Diluted	24,646	25,157	24,646	25,085

Stock-based compensation (ASC 718)
Cost of products and services sold	29	11	48	25
Research and development	360	283	566	537
Selling, general and administrative	367	512	661	929
Total	756	806	1,275	1,491

Net income (loss) before stock-based compensation	(2,703)	(5,111)	(7,111)	(4,414)

Net income (loss) before stock-based compensation per share
Basic	$(0.11)	$(0.20)	$(0.29)	$(0.18)
Diluted	$(0.11)	$(0.20)	$(0.29)	$(0.18)

Remeasurement of Acquisition Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Remeasurement Of Acquisition Liabilities [Abstract]
Schedule Of Remeasurement Of Acquired Liabilities [Table Text Block]

The following table provides a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
Liabilities
Liability recorded upon acquisition	$(50,927)
Income	$6,755
Interest expense	$(1,857)

Balance at June 30, 2012	$(46,029)

Schedule Of Remeasurement Warrants Valuation Assumptions [Table Text Block]

For the period ended June 30, 2012 the income of $6.8 million represents the remeasurement of the fair value measurement of the warrants as of June 30, 2012 determined by using a Black-Scholes option pricing model with the following assumptions:

Share price	$4.40
Risk-free interest rate	1.00%
Dividend yield	-
Expected volatility	56.26%
Expected term	6.0 years

Schedule Of Net Income Loss Before and After Remeasurement Of Acquisition Liabilities [Table Text Block]

Net income (loss) before and after remeasurement of acquisition liabilities is as follows:

	Three months ended		Six months ended
(in thousands except per share data)	June 30, 2011	June 30, 2012	June 30, 2011	June 30, 2012

Net income (loss)	$(3,459)	$(5,917)	$(8,386)	$(5,905)

Net income (loss) per share
Basic	$(0.14)	$(0.24)	$(0.34)	$(0.24)
Diluted	$(0.14)	$(0.24)	$(0.34)	$(0.24)

Number of shares used for computing
Basic	24,646	25,157	24,646	25,085
Diluted	24,646	25,157	24,646	25,085

Remeasurement of Acquisition Liabilities:
Fair Value of Warrants	-	(1,675)	-	(6,755)
Interest Expense		1,857		1,857
Total	-	182	-	(4,898)

Net income (loss) before remeasurement of acquisition liabilities	(3,459)	(5,735)	(8,386)	(10,803)

Net income (loss) before remeasurement of acquisition liabilities per share
Basic	$(0.14)	$(0.23)	$(0.34)	$(0.43)
Diluted	$(0.14)	$(0.23)	$(0.34)	$(0.43)

ACQUISITION (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Total acquisition liabilities	$ 50,927
Note [Member]
Total acquisition liabilities	5,625
Warrant [Member]
Total acquisition liabilities	12,065
Deferred Consideration [Member]
Total acquisition liabilities	$ 33,237

ACQUISITION (Details 1) (Warrant [Member], USD $)	6 Months Ended
Jun. 30, 2012
Warrant [Member]
Share Price	$ 7.29
Risk-free interest rate	2.00%
Dividend yield	0.00%
Expected volatility	56.26%
Expected term	6 years

ACQUISITION (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Cash and cash equivalent	$ 1,631
Account receivables	350
Inventories	38
Prepaid expenses and other current assets	431
Property and equipment, net	57
Intangible assets	49,282
Goodwill	20,461
Total identifiable assets acquired	72,250
Current liabilities	(459)
Deferred Tax Liabilities	(20,858)
Long term liabilities	(6)
Total liabilities assumed	(21,323)
Net assets acquired	$ 50,927

ACQUISITION (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues	$ 6,033	$ 6,753	$ 13,393	$ 13,517
Net income (loss)	(5,917)	(3,459)	(5,905)	(8,386)
Eclat Pharmaceuticals [Member]
Revenues			157
Net income (loss)			$ (2,546)

ACQUISITION (Details 4) (Eclat Pharmaceuticals [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Eclat Pharmaceuticals [Member]
Revenues	$ 13,605	$ 13,532
Net Income/(Loss)	$ (6,430)	$ (10,549)

ACQUISITION (Details Textual) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Percentage Of Debt Instrument Periodic Payment		25.00%
Debt Instrument, Interest Rate, Stated Percentage	7.50%	7.50%
Fair Value Inputs, Discount Rate		20.00%
Fair Value Inputs, Cap Rate		72.00%
Acquired Indefinite-lived Intangible Asset, Amount	$ 49,829,000	$ 49,829,000
Acquisition Costs, Period Cost		635,000
Adjustment Elimination Of Transaction Cost		600,000
Amortization	25,000
Fair Value Measurement Acquired Liability Gain Loss Included In Earnings		4,900,000
In Process Research and Development [Member]
Acquired Finite-lived Intangible Asset, Amount	47,309,000	47,309,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		4 years
License (Member)
Acquired Finite-lived Intangible Asset, Amount	1,973,000	1,973,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		3 years
Finite-Lived Intangible Assets, Net	2,000,000	2,000,000
Amortization of Intangible Assets		330,000
Warrants One [Member]
Class Of Warrant Or Right Exercisable	2,200,000	2,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	7.44	7.44
Warrants Two [Member]
Class Of Warrant Or Right Exercisable	1,100,000	1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	11	11
Eclat Pharmaceuticals [Member]
Warrants Issued During Period Warrants New Issues		3,300,000
Percentage Of Committed Earn Out Payments		20.00%
Sales Revenue, Goods, Gross		40,000,000
Eclat Pharmaceuticals [Member] | Senior Secured Six Year Note [Member]
Warrants Issued During Period Warrants New Issues		12,000,000
Hycet [Member]
Contingent Potential Cash Payment	$ 1,000,000	$ 1,000,000
Fair Value Inputs, Discount Rate		13.00%

REVENUES (Details Textual)	3 Months Ended		6 Months Ended			0 Months Ended	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 Eclat Pharmaceuticals [Member] USD ($)	Dec. 20, 2007 Merck Serono [Member] USD ($)	Jun. 30, 2012 Undisclosed Partners [Member] USD ($)	Sep. 30, 2012 Gsk [Member] USD ($)	Sep. 30, 2012 Gsk [Member] EUR (€)	Nov. 30, 2011 Gsk [Member] USD ($)	Nov. 30, 2011 Gsk [Member] EUR (€)
License and research revenue	$ 2,054,000	$ 2,482,000	$ 4,164,000	$ 5,696,000			$ 2,836,000
Research Revenues			2,898,000		659,000
Licenses Revenue			1,266,000		21,000	648,000
Product sales and services	2,053,000	2,290,000	5,431,000	3,914,000				852,000	650,000	3,700,000	2,600,000
Other revenues	$ 1,926,000	$ 1,981,000	$ 3,798,000	$ 3,907,000

RESEARCH TAX CREDIT (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Tax Reconciliation, Tax Credits, Research	$ 1,329,000	$ 1,421,000	$ 2,739,000	$ 3,330,000

SHAREHOLDERS' EQUITY (Details Textual)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	195,000

STOCK COMPENSATION EXPENSE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income (loss)	$ (5,917)	$ (3,459)	$ (5,905)	$ (8,386)
Net income (loss) per share
Basic	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Diluted	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Number of shares used for computing
Basic	25,157	24,646	25,085	24,646
Diluted	25,157	24,646	25,085	24,646
Stock-based compensation (ASC 718)
Allocated Share-based Compensation Expense	806	756	1,491	1,275
Net income (loss) before stock-based compensation	(5,111)	(2,703)	(4,414)	(7,111)
Net income (loss) before stock-based compensation per share
Basic	$ (0.2)	$ (0.11)	$ (0.18)	$ (0.29)
Diluted	$ (0.2)	$ (0.11)	$ (0.18)	$ (0.29)
Cost of Products and Services Sold [Member]
Stock-based compensation (ASC 718)
Allocated Share-based Compensation Expense	11	29	25	48
Research and Development [Member]
Stock-based compensation (ASC 718)
Allocated Share-based Compensation Expense	283	360	537	566
Selling, General and Administrative [Member]
Stock-based compensation (ASC 718)
Allocated Share-based Compensation Expense	$ 512	$ 367	$ 929	$ 661

Remeasurement of Acquisition Liabilities (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Liability recorded upon acquisition	$ (50,927)
Income	6,755
Interest expense	(1,857)
Balance at June 30, 2012	$ (46,029)

Remeasurement of Acquisition Liabilities (Details 1) (Remeasurement Of Warrants [Member], USD $)	6 Months Ended
Jun. 30, 2012
Remeasurement Of Warrants [Member]
Share Price	$ 4.4
Risk-free interest rate	1.00%
Dividend yield	0.00%
Expected volatility	56.26%
Expected term	6 years

Remeasurement of Acquisition Liabilities (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income (loss)	$ (5,917)	$ (3,459)	$ (5,905)	$ (8,386)
Net income (loss) per share
Basic	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Diluted	$ (0.24)	$ (0.14)	$ (0.24)	$ (0.34)
Number of shares used for computing
Basic	25,157	24,646	25,085	24,646
Diluted	25,157	24,646	25,085	24,646
Remeasurement of Acquisition Liabilities:
Fair Value of Warrants	(1,675)	0	(6,755)	0
Interest Expense	1,857	0	1,857
Total	182		(4,898)	0
Net income (loss) before remeasurement of acquisition liabilities	$ (5,735)	$ (3,459)	$ (10,803)	$ (8,386)
Net income (loss) before remeasurement of acquisition liabilities per share
Basic	$ (0.23)	$ (0.14)	$ (0.43)	$ (0.34)
Diluted	$ (0.23)	$ (0.14)	$ (0.43)	$ (0.34)